Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2015	Jun. 30, 2025	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
C000256468 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Accumulated Value	$ 9,775		$ 10,161.64	$ 10,413.95	$ 10,429.72	$ 11,152.83	$ 11,710.13	$ 12,442.63	$ 11,117.06	$ 10,928.47	$ 11,341.55	$ 12,207.11
C000256469 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with contingent deferred sales charge)
Accumulated Value	10,000		10,327.95	10,495.65	10,441.58	11,090.79	11,562.59	12,212.99	10,837.27	10,580.47	10,909.35	11,657.73
C000256465 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Accumulated Value	10,000		10,365.75	10,597	10,589.3	11,291.06	11,826.67	12,531.6	11,168.91	10,939.64	11,319.14	12,156.53
C000256467 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	5,000,000		5,216,118.14	5,365,999.89	5,395,325.27	5,794,307.09	6,114,084.22	6,521,300.58	5,860,999.77	5,782,338.57	6,028,780.55	6,517,796.1
C000256466 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	5,000,000		5,210,978.01	5,354,860.72	5,382,270.95	5,769,341.35	6,082,342.37	6,482,103.13	5,818,678.31	5,730,973.63	5,968,809.76	6,448,063.99
Bloomberg U S Aggregate Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value	$ 10,000		$ 10,600.12505	$ 10,566.76066	$ 10,524.81782	$ 11,353.04073	$ 12,345.20786	$ 12,304.10652	$ 11,037.75002	$ 10,934.24658	$ 11,221.89031	$ 11,903.75932